FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME - Narrative (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Amounts recognised in profit or loss and other comprehensive income
Dividends from equity investments at FVOCI recognised in profit or loss in other losses - net (Note 31)	¥ 7,047	¥ 6,473
- Related to investments held at the end of the reporting period	¥ 7,047	¥ 6,473